Stockholders Deficit (Details 3) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance, at beginning	13,555,651	9,728,984	9,728,984
Issued	60,000	3,076,667
Exercised	(1,666,667)
Cancelled/Forfeited
Balance, at end	11,948,984	13,555,651	9,728,984
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Balance, at beginning	$ 0.72	$ 0.375	$ 0.375
Issued	3.00	3.28
Exercised	3.00
Cancelled/Forfeited
Balance, at end	$ 0.83	$ 0.72	$ 0.375
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Remaining Contractual Life [Roll Forward]
Balance, at beginning	1 year 10 months 24 days	1 year 8 months 4 days	2 years 2 months 12 days
Issued	2 years 10 months 24 days	19 months 18 days
Balance, at end	1 year 10 months 24 days	1 year 8 months 4 days	2 years 2 months 12 days